UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Focused Growth &

Income Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Information Technology - 22.0%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	87,700	$1,754,000

Computers & Peripherals - 1.8%
EMC Corp. (a)	85,800	900,900
NetApp, Inc. (a)	68,700	923,328

		1,824,228

Internet Software & Services - 1.0%
VeriSign, Inc. (a)	56,100	1,084,413

IT Services - 11.6%
Accenture Ltd.-Class A	135,000	3,940,650
Alliance Data Systems Corp. (a)	139,700	4,135,120
SAIC, Inc. (a)	213,000	4,027,830

		12,103,600

Software - 5.9%
Adobe Systems, Inc. (a)	92,640	1,547,088
Autodesk, Inc. (a)	54,700	694,143
McAfee, Inc. (a)	30,800	860,860
Symantec Corp. (a)	222,600	3,078,558

		6,180,649

		22,946,890

Industrials - 20.7%
Aerospace & Defense - 11.6%
Goodrich Corp.	83,400	2,763,876
Honeywell International, Inc.	57,400	1,540,042
L-3 Communications Holdings, Inc.-Class 3	60,000	4,059,000
Raytheon Co.	94,400	3,773,168

		12,136,086

Commercial Services & Supplies - 0.8%
The Brink’s Co.	34,100	813,967

Construction & Engineering - 2.0%
Fluor Corp.	63,550	2,113,037

Machinery - 3.3%
Dover Corp.	33,200	828,008
Gardner Denver, Inc. (a)	46,500	879,780
Joy Global, Inc.	101,060	1,764,508

		3,472,296

Road & Rail - 1.6%
Norfolk Southern Corp.	51,800	1,643,096

Trading Companies & Distributors - 1.4%
WESCO International, Inc. (a)	89,100	1,479,060

		21,657,542

Energy - 17.8%
Energy Equipment & Services - 6.0%
Baker Hughes, Inc.	28,800	844,128
Cameron International Corp. (a)	41,900	807,832
Noble Corp.	80,000	1,967,200
Oil States International, Inc. (a)	132,700	1,767,564
Tidewater, Inc.	24,500	865,340

		6,252,064

Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	55,070	1,924,696
Apache Corp.	29,200	1,725,428
ConocoPhillips	32,600	1,217,610
Devon Energy Corp.	16,300	711,821
Occidental Petroleum Corp.	75,380	3,909,961
Total SA (Sponsored) (ADR)	59,900	2,827,280

		12,316,796

		18,568,860

Health Care - 12.0%
Biotechnology - 1.6%
Biogen Idec, Inc. (a)	37,100	1,708,084

Health Care Equipment & Supplies - 0.4%
Varian Medical Systems, Inc. (a)	12,000	366,120

Health Care Providers & Services - 4.4%
Aetna, Inc.	102,000	2,434,740
AmerisourceBergen Corp.-Class A	26,200	832,112
UnitedHealth Group, Inc.	69,700	1,369,605

		4,636,457

Pharmaceuticals - 5.6%
Endo Pharmaceuticals Holdings, Inc. (a)	79,300	1,505,114
Forest Laboratories, Inc. (a)	38,000	814,720
Novartis AG (Sponsored) (ADR)	23,500	851,875
Schering-Plough Corp.	51,600	897,324
Wyeth	42,320	1,727,502

		5,796,535

		12,507,196

Financials - 10.1%
Insurance - 10.1%
ACE Ltd.	46,100	1,683,111
AON Corp.	26,200	1,001,888
Arch Capital Group Ltd. (a)	53,600	2,894,400
Axis Capital Holdings Ltd.	164,600	3,683,748
Loews Corp.	65,000	1,290,250

		10,553,397

Consumer Staples - 7.7%
Food & Staples Retailing - 0.8%
Safeway, Inc.	47,900	886,150

Food Products - 1.0%
Dean Foods Co. (a)	50,200	1,026,590

Tobacco - 5.9%
Lorillard, Inc.	55,990	3,272,056
Philip Morris International, Inc.	85,000	2,844,950

		6,117,006

		8,029,746

Materials - 4.2%
Chemicals - 4.2%
CF Industries Holdings, Inc.	33,600	2,161,488
FMC Corp.	20,900	844,987
The Mosaic Co.	31,600	1,360,380

		4,366,855

Consumer Discretionary - 4.0%
Auto Components - 0.6%
WABCO Holdings, Inc.	66,700	675,004

Diversified Consumer Services - 0.8%
Career Education Corp. (a)	35,400	873,318

Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	34,500	936,330

Media - 1.7%
The DIRECTV Group, Inc. (a)	44,900	895,306
DISH Network Corp.-Class A (a)	73,800	830,250

		1,725,556

		4,210,208

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Qwest Communications International, Inc.	438,100	1,485,159

Total Investments - 99.9% (cost $133,616,041) (b)		104,325,853
Other assets less liabilities - 0.1%		105,275

Net Assets - 100.0%		$104,431,128

(a)	Non-income producing security.
(b)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,336,884 and gross unrealized depreciation of investments was $(30,627,072), resulting in net unrealized depreciation of $(29,290,188).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$104,325,853		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$104,325,853		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2009